Deposits due to customers - Details of deposits due to customers by type (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)
Disclosure of deposits from customers [Line Items]
Present value discount	₩ (184,906)	₩ (92,352)
Total	357,784,297	342,105,209	$ 277,137,333
Deposits in local currency
Disclosure of deposits from customers [Line Items]
Gross carrying amount	311,772,553	295,931,200
Deposits on demand | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	8,803,962	15,627,300
Deposits at termination | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	282,846,971	270,092,855
Mutual installment | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	21,602	22,995
Deposits on notes payables | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	4,119,801	3,675,596
Deposits on CMA | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	95,237	60,079
Certificate of deposits | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	14,767,307	5,255,889
Other deposits | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	1,117,673	1,196,486
Deposits in foreign currencies
Disclosure of deposits from customers [Line Items]
Gross carrying amount	46,011,744	46,171,591
Deposits in foreign currencies | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	46,196,650	46,263,943
Customers Deposits For Beneficiary
Disclosure of deposits from customers [Line Items]
Gross carrying amount	₩ 0	₩ 2,418